Consolidated Statements of Comprehensive Income (Unaudited) (Parenthetical) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Net deferred gains (losses) on derivative-hedging activities, tax	$ 5	$ (37)
Changes in unrealized net gains (losses) on investment securities, tax	(6)	4
Net derivative (gains) losses-hedging activities, tax	10	(3)
Net pension and other postretirement benefit costs, tax	(14)	(1)
Virginia Electric and Power Company
Net deferred gains (losses) on derivative-hedging activities, tax	2	(2)
Changes in unrealized net gains (losses) on investment securities, tax	(1)	1
Dominion Energy Gas Holdings, LLC
Net deferred gains (losses) on derivative-hedging activities, tax	9	(5)
Net derivative (gains) losses-hedging activities, tax		1
Net pension and other postretirement benefit costs, tax	$ (1)	$ (1)